GOODWILL AND INTANGIBLE ASSETS	9 Months Ended
Sep. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLE ASSETS

7.	GOODWILL AND INTANGIBLE ASSETS

Goodwill represents the future economic benefit arising from other assets acquired that could not be individually identified and separately recognized. The goodwill arising from the Company’s acquisitions is attributable to the value of the potential expanded market opportunity with new customers.

The following table sets forth the changes in the carrying amount of the Company’s goodwill at September 30, 2021:

Balance, January 1, 2021	$8,380,504
Acquisition of Curiosity	4,378,420
Balance, September 30, 2021	$12,758,924

See Note 3 – Business Combinations for more information.

The following table sets forth the components of the Company’s intangible assets at September 30, 2021 and December 31, 2020:

	September 30, 2021				December 31, 2020
	Amortization Period (Years)	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Intangible assets subject to amortization:
Customer relationships	10.00	$1,600,286	$(836,450)	$763,836	$1,600,286	$(716,429)	$883,857
Licensed and produced content	5.00	1,157,712	–	1,157,712	–	–	–
Web filtering software	5.00	1,134,435	(1,077,713)	56,722	1,134,435	(907,548)	226,887
Subtotal	–	3,892,443	(1,914,163)	1,978,270	2,734,721	(1,623,977)	1,110,744
Intangible assets not subject to amortization:
Trade names	–	4,455,595	–	4,455,595	4,455,595	–	4,455,595
Total intangible assets	–	$8,251,299	$(1,914,163)	$6,433,865	$7,190,316	$(1,623,977)	$5,566,339

For the nine months ended September 30, 2021 and 2020, the Company recorded amortization expense of $290,187 for intangible assets subject to amortization.

The following table provides information regarding estimated remaining amortization expense for intangible assets subject to amortization for each of the following years ending December 31:

2021		$150,162
2022		391,571
2023		391,571
2024		391,571
2025		391,571
Thereafter		261,824
	$1,978,270